Basis of Preparation of the Consolidated Financial Statements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recognized right-of-use assets	$ 206
Depreciation expenses	178	7	$ 4
Financing expenses	$ 181	576	$ 26
IFRS 16 [Member]
Discount rate lease liability	8.00%
Recognized right-of-use assets	$ 206	400
Lease liabilities amount	223	$ 400
Depreciation expenses	168
Financing expenses	$ 33